Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities		€ (2,460)	€ (998)	€ (4,257)
Lease payments		(4,059)	(5,425)	(5,663)
Change in Cash Flow		(6,518)	(6,423)	(9,921)
Net debt at beginning of period	€ 22,007	14,147	220,909
Additions (Disposals)	26,686	439	(220,940)
Interest expenses	2,460	998	4,257
Total change in liabilities	29,146	1,437	(216,682)
Net debt at end of period	57,672	22,007	14,147	220,909
Liabilities to banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities		(43)	(386)	(521)
Change in Cash Flow		(43)	(386)	(521)
Net debt at beginning of period			10,000
Additions (Disposals)	(86)	(772)	(11,041)
Interest expenses	43	386	521
Total change in liabilities	(43)	(386)	(10,520)
Net debt at end of period				10,000
Lease liabilities.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities		(2,416)	(612)	(612)
Lease payments		(4,059)	(5,425)	(5,663)
Change in Cash Flow		(6,475)	(6,037)	(6,275)
Net debt at beginning of period	22,007	14,147	19,715
Additions (Disposals)	26,772	1,211	(12,455)
Interest expenses	2,417	612	612
Total change in liabilities	29,189	1,823	(11,843)
Net debt at end of period	€ 57,672	€ 22,007	14,147	19,715
Shareholder Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Interest payments on financial liabilities				(3,125)
Change in Cash Flow				(3,125)
Net debt at beginning of period			191,194
Additions (Disposals)			(197,444)
Interest expenses			3,125
Total change in liabilities			€ (194,319)
Net debt at end of period				€ 191,194